CONCENTRATIONS OF RISK (Tables)	6 Months Ended
Sep. 30, 2024
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
SCHEDULES OF CONCENTRATION OF RISK
	Six Months ended September 30,
	2023	2024	2024
	HKD	HKD	USD

Hong Kong	$4,479,661	$2,177,871	$279,214
Singapore	598,261	991,952	127,174

Total	$5,077,922	$3,169,823	$406,388

Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
SCHEDULES OF CONCENTRATION OF RISK
	Six Months ended September 30, 2023		September 30, 2023
Vendor	Operating cost	Percentage of direct cost	Accounts payable
	HKD		HKD

Vendor A	$516,131	15%	$205,767